Other Assets and Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Other Assets and Receivables [Abstract]
Schedule of other assets and receivables

	December 31,
	2016	2015

Deposits	$792	$847
Prepaid consulting and legal fees	-	1,941,163
Underwriting commission and rental deposit	1,606,000	1,606,000
Temporary investment deposit	10,000	-
Excessive business tax and related urban construction and education surcharge	1,578,178	1,726,408
Excessive land appreciation tax	956,782	985,447
	$4,151,752	$6,259,865